Deferred Taxation - Summary of Unrecognized Tax Losses Temporary Differences and Unused Credits will be Carried Forward and Expire in Years (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	$ 134,868	$ 127,147
Tax effected deductible temporary differences	12,976	16,128
Total unused tax credits	6,000
2025 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	0	4,936
2026 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,039	9,039
2027 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,449	9,449
2028 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	10,159	10,159
2029 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	9,122	8,383
2030 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	1,965	0
Indefinite [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax losses	95,134	85,181
Tax effected deductible temporary differences	12,976	$ 16,128
2038 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	62
2039 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	229
2040 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	1,320
2041 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	1,800
2042 [Member]
Disclosure Unrecognized Tass Losses [Line Items]
Total unused tax credits	$ 2,589